Schedule of assets acquired (Details)	Oct. 31, 2021 USD ($)
Deposits And Commitments
Total consideration: 75,000 shares of common stock of the Company	$ 750,000
Professional practice goodwill	570,000
Technology-related intangibles	37,500
Marketing-related intangibles	15,000
Computer-related intangibles	50,250
Customer-related intangibles	17,250
Contract-related intangibles	30,000
Human capital and artistic-related intangibles	30,000
Total identifiable net assets	$ 750,000